Restatements (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Schedule for the Targets and Number of Earnout Shares Issuable

The following table sets forth the targets and the number of Earnout Shares issuable upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000

Schedule of Error Corrections and Prior Period Adjustments in Condensed Consolidated Balance Sheet

The following analysis includes the financial statements as originally reported and as adjusted and takes into account the following adjustments:

Consolidated Balance Sheets

	December 31, 2014
	As reported	Adjustment	As Restated	Reference
ASSETS
Current assets:
Cash	$15,930	—	$15,930
Investments	1,209	—	1,209
Trade accounts receivable, net	44,955	(237)	44,718
Unbilled receivables on uncompleted contracts	9,931	—	9,931
Due from related parties	28,327	237	28,564
Other assets	5,508	—	5,508
Deferred income taxes	5,373	(5,373)	0	b
Inventories	28,965	—	28,965
Prepaid expenses	1,298	—	1,298
Total current assets	141,496	(5,373)	136,123	b
Long term assets:
Property, plant and equipment, net	103,980	—	103,980
Long term receivables from related parties	4,220	—	4,220
Goodwill and Intangible assets	1,474	—	1,474
Deferred income taxes	0	5	5	b
Other long term assets	4,721	—	4,721
Total long term assets	114,395	5	114,400	b
Total assets	$255,891	(5,368)	$250,523	b
	December 31, 2014
	As reported	Adjustment	As Restated	Reference
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities and shareholders’ equity
Current liabilities
Short-term debt and current portion of long-term debt	$54,925	—	$54,925
Note payable to shareholder	80	—	80
Trade accounts payable	33,493	(543)	32,950
Due to related parties	1,456	543	1,999
Taxes payable	7,930	—	7,930
Deferred income taxes	8,416	(5,368)	3,048	b
Labor liabilities	954	—	954
Earnout share liability	—	5,075	5,075	a
Current portion of customer advances on uncompleted contracts	5,782	—	5,782
Total current liabilities	113,036	(293)	112,743
		—
Warrant liability	19,991	—	19,991
Earnout share liability	—	23,986	23,986	a
Customer advances on uncompleted contracts	8,333	—	8,333
Long-term debt	39,273	—	39,273
Total long term liabilities	67,597	23,986	91,583	a, b
Total liabilities	$180,633	23,693	$204,326	a, b
Commitments and contingencies	—		—
Shareholders’ equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2015 and 2014	$—		$—
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 26,895,636 and 24,801,132 shares issued and outstanding at December 31, 2015 and 2014, respectively	2	—	2
Legal reserves	1,367	—	1,367
Additional paid capital	46,514	(20,374)	26,140	a
Retained earnings	38,806	(8,687)	30,119	a
Accumulated other comprehensive income	-11,431	—	-11,431
Total shareholders’ equity	75,258	(29,061)	46,197	a
Total liabilities and shareholders’ equity	$255,891	(5,368)	$250,523	a, b

Schedule of Error Corrections and Prior Period Adjustments in Consolidated Statement of Operations

Consolidated Statement of Operations

	Years ended December 31, 2014
	As reported	Adjustment	As Restated	Reference
Operating revenue:
Customers	$197,452	(47,630)	$149,822	d
Related Parties	—	47,630	47,630	d
Total Operating Revenue	197,452	—	197,452
Cost of sales	136,021	(4,865)	131,156	c
Gross profit	61,431	4,865	66,296
Operating expenses:
Selling	17,872	4,865	22,737	c
General and administration	16,327	—	16,327
Operating expenses	34,199	4,865	39,064
Operating income	27,232	—	27,232
Change in fair value of warrant liability	(1,711)	—	(1,711)
Change in fair value of earnout shares liability	—	(10,807)	(10,807)	a
Non-operating income, net	12,235	—	12,235
Interest expense	(8,900)	—	(8,900)
Income before taxes	28,856	(10,807)	18,049	a
Income tax provision	8,538	—	8,538
Net (loss) income	$20,318	(10,807)	$9,511
Comprehensive income:
Net (loss) income	$20,318	(10,807)	$9,511
Foreign currency translation adjustments	(16,001)	—	(16,001)
Total comprehensive (loss) income	$4,317	(10,807)	$(6,490)
Basic income per share	$0.83	(0.44)	$0.39
Diluted income per share	$0.73	(0.39)	$0.34
Basic weighted average common shares outstanding	24,347,620	—	24,347,620
Diluted weighted average common shares outstanding	27,737,679	500,000	28,237,679	f

Schedule of Error Corrections and Prior Period Adjustments in Consolidated Statement of Cash Flows

Consolidated Statement of Cash Flows

	Years ended December 31, 2014
	As reported	Adjustment	As Restated	Reference
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$20,318	(10,807)	$9,511
Adjustments to reconcile net income to net cash provided by (used in) operating activities:		—
Provision for bad debts	20	—	20
Provision for obsolete inventory	(1,036)	—	(1,036)
Change in fair value of investments held for trading	168	—	168
Depreciation and amortization	8,542	—	8,542
Loss on disposition of assets	1,300	—	1,300
Change in value of derivative liability	(25)	—	(25)
Change in value of Earnout Shares liability	—	10,807	10,807	a
Change in fair value of warrant liability	1,711	—	1,711
Deferred income taxes	(915)	—	(915)
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade Accounts Receivable	(5,002)	—	(5,002)
Deferred income taxes	466	—	466
Inventories	(10,696)	—	(10,696)
Prepaid expenses	(761)	—	(761)
Other assets	1,852	—	1,852
Trade accounts payable	11,846	—	11,846
Taxes payable	4,465	—	4,465
Labor liabilities	530	—	530
Related parties	(19,132)	—	(19,132)
Advances from customers	(18,461)	—	(18,461)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(4,810)	—	(4,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	825	1,518	2,343	e
Proceeds from sale of property and equipment	3,609	—	3,609
Purchase of investments	400	(1,518)	(1,118)	e
Acquisition of property and equipment	(24,848)	—	(24,848)
Restricted cash	3,633	—	3,633
CASH USED IN INVESTING ACTIVITIES	(16,381)	—	(16,381)
	Years ended December 31, 2014
	As reported	Adjustment	As Restated	Reference
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	$87,109	—	$87,109
Proceeds from the sale of common stock	1,000	—	1,000
Proceeds from the exercise of warrants	821	—	821
Repayments of debt and capital leases	(77,924)	—	(77,924)
Merger proceeds held in trust	22,519	—	22,519
CASH PROVIDED BY FINANCING ACTIVITIES	33,525	—	33,525
Effect of exchange rate changes on cash and cash equivalents	730	—	730
		—
NET INCREASE IN CASH	13,064	—	13,064
CASH – Beginning of year	2,866	—	2,866
CASH – End of year	$15,930	—	$15,930
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
Interest	$7,451	—	$7,451
Taxes	$3,101	—	$3,101
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital lease and financial obligations	$27,778	—	$27,778
Assets acquired with issuance of common stock	$4,000	—	$4,000